Schedule of accounts payable and accrued liabilities (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Taxes payable	$ 1,993	$ 1,449
Accrued salaries	$ 609	$ 425